UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RBC cees Trustee LTD
           -----------------------------------------------------
Address:   La Motte Chambers
           St. Helier
           Jersey, United Kingdom, JE1 1BJ
           -----------------------------------------------------

Form 13F File Number: 28-11601
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Sean Creavy
        -------------------------
Title:  Senior Manager, Client Services & Operations
        -------------------------
Phone:  00 44 1534 602031
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Mr Sean Creavy                   Jersey, CI, UK                   8/15/2008
------------------                   --------------                   ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            61
                                         ------------
Form 13F Information Table Value Total:  $775,075,364
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE

                                                                     SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     VALUE    PRN AMT PRN CALL DSCRETN MANAGERS   SOLE   SHARED NONE
------------------------------ ---------------- --------- --------- -------- --- ---- ------- -------- -------- ------ ----
AMERICAN CAPITAL STRATEGIE     COM              024937104     59400     2500 SH       Sole                 2500      0    0
APPLE INC                      COM              037833100     16747      100 SH       Sole                  100      0    0
BANK OF AMERICA CORPORATIO     COM              060505104     47640     2000 SH       Sole                 2000      0    0
BARCLAYS BK PLC                IP MSCI IND 36   06739F291     81650     1560 SH       Sole                 1560      0    0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207     60210       15 SH       Sole                   15      0    0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    160560       40 SH       Sole                   40      0    0
CEMEX SAB DE CV                SPON ADR NEW     151290889     25568     1036 SH       Sole                 1036      0    0
CITIGROUP INC                  COM              172967101     81819     4892 SH       Sole                 4892      0    0
CITIGROUP INC                  COM              172967101    167250    10000 SH       Sole                10000      0    0
CITIGROUP INC                  COM              172967101     64977     3885 SH       Sole                 3885      0    0
CITIGROUP INC                  COM              172967101      5018      300 SH       Sole                  300      0    0
CITIGROUP INC                  COM              172967101      5185      310 SH       Sole                  310      0    0
CITIGROUP INC                  COM              172967101     33032     1975 SH       Sole                 1975      0    0
COMPUCREDIT CORP               COM              20478N100     18015     3000 SH       Sole                 3000      0    0
CURRENCYSHARES AUSTRALIAN      AUSTRALIAN DOL   23129U101     40509      420 SH       Sole                  420      0    0
CURRENCYSHARES SWISS FRANC     SWISS FRANC SH   23129V109     41650      425 SH       Sole                  425      0    0
CURRENCYSHS JAPANESE YEN T     JAPANESE YEN     23130A102     39263      418 SH       Sole                  418      0    0
CURRENCY SHARES EURO TR        EURO SHS         23130C108     41516      263 SH       Sole                  263      0    0
DIAMOND OFFSHORE DRILLING      COM              25271C102    755234     6000 SH       Sole                 6000      0    0
E TRADE FINANCIAL CORP         COM              269246104     28215     9000 SH       Sole                 9000      0    0
EBAY INC                       COM              278642103     68288     2500 SH       Sole                 2500      0    0
F M C CORP                     COM NEW          302491303     96875     1250 SH       Sole                 1250      0    0
FMC TECHNOLOGIES INC           COM              30249U101     84546     1100 SH       Sole                 1100      0    0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105 757011730 17125025 SH       Sole             17125025      0    0
GOLDMAN SACHS GROUP INC        COM              38141G104    145849      835 SH       Sole                  835      0    0
GOLDMAN SACHS GROUP INC        COM              38141G104     41921      240 SH       Sole                  240      0    0
GOOGLE INC                     CL A             38259P508     76416      145 SH       Sole                  145      0    0
GOOGLE INC                     CL A             38259P508      3689        7 SH       Sole                    7      0    0
ISHARES INC                    MSCI HONG KONG   464286871     48661     2870 SH       Sole                 2870      0    0
ISHARES TR                     FTSE XNHUA IDX   464287184    119447      909 SH       Sole                  909      0    0
ISHARES TR                     S&P 500 INDEX    464287200    127990     1000 SH       Sole                 1000      0    0
ISHARES TR                     S&P 500 INDEX    464287200     96632      755 SH       Sole                  755      0    0
ISHARES TR                     S&P 500 INDEX    464287200    165875     1296 SH       Sole                 1296      0    0
ISHARES TR                     S&P LTN AM 40    464287390     54441      198 SH       Sole                  198      0    0
ISHARES SILVER TRUST           ISHARES          46428Q109     38261      222 SH       Sole                  222      0    0
JP MORGAN CHASE & CO           COM              46625H100      6145      179 SH       Sole                  179      0    0
JOHNSON & JOHNSON              COM              478160104     77172     1200 SH       Sole                 1200      0    0
MANULIFE FINL CORP             COM              56501R106     12686      360 SH       Sole                  360      0    0
MERRILL LYNCH & CO INC         COM              590188108     56558     1785 SH       Sole                 1785      0    0
MORGAN STANLEY                 COM NEW          617446448     43110     1196 SH       Sole                 1196      0    0
MORGAN STANLEY                 COM NEW          617446448   1189485    33000 SH       Sole                33000      0    0
POWERSHS DB MULTI SECT COM     DB AGRICULT FD   73936B408    205007     5029 SH       Sole                 5029      0    0
PROSHARES TR                   ULTRASHRT FINL   74347R628     76215      486 SH       Sole                  486      0    0
PROSHARES TR                   ULTRASHRT FINL   74347R628     26973      172 SH       Sole                  172      0    0
PROSHARES TR                   ULTRA FINL PRO   74347R743    116392     5808 SH       Sole                 5808      0    0
PROSHARES TR                   ULTRA FINL PRO   74347R743     40080     2000 SH       Sole                 2000      0    0
ROYAL BK CDA MONTREAL QUE      COM              780087102   4212290    93041 SH       Sole                93041      0    0
ROYAL BK CDA MONTREAL QUE      COM              780087102   7379668   163002 SH       Sole               163002      0    0
SPDR GOLD TRUST                GOLD SHS         78463V107    100496     1100 SH       Sole                 1100      0    0
SPDR SERIES TRUST              S&P HOMEBUILD    78464A888     16550     1000 SH       Sole                 1000      0    0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605    147360     7335 SH       Sole                 7335      0    0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     20090     1000 SH       Sole                 1000      0    0
SMITH & NEPHEW PLC             SPDN ADR NEW     83175M205       438        8 SH       Sole                    8      0    0
SMITH & NEPHEW PLC             SPDN ADR NEW     83175M205     36822      672 SH       Sole                  672      0    0
STARBUCKS CORP                 COM              855244109     39350     2500 SH       Sole                 2500      0    0
SWEDISH EXPT CR CORP           ROG ARGI ETN22   870297603    242400    20000 SH       Sole                20000      0    0
SWEDISH EXPT CR CORP           ROG ARGI ETN22   870297603      9332      770 SH       Sole                  770      0    0
SWEDISH EXPT CR CORP           ROG ARGI ETN22   870297603     77568     6400 SH       Sole                 6400      0    0
TORONTO DOMINION BK ONT        COM NEW          891160509     12677      200 SH       Sole                  200      0    0
WHOLE FOODS MKT INC            COM              966837106      3146      133 SH       Sole                  133      0    0
NOBLE CORPORATION              SHS              G65422100    973275    15000 SH       Sole                15000      0    0